Stockholders' Equity (Tables)	12 Months Ended
Jun. 30, 2021
Equity [Abstract]
Schedule of Reserved Shares Stock on Converted Basis
As of June 30, 2021 and 2020, we had reserved shares of stock, on an as-if
converted basis, for issuance as follows:

	June 30,
	2021	2020
Options issued and outstanding (see Note 12)	—	900,352
Options available for grant under stock option plans (See Note 12)	—	74,098
Shares subject to term debt optional conversion into Series A stock (1)	—	2,844,863
Warrants	26,000,000	—
Earnout shares	5,726,864	—

Total	31,726,864	3,819,313

(1)	Issuance of Series A Stock has been retroactively restated to give effect to the recapitalization transaction